Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2015

Computer equipment and application software	$276,078	$368,583
Building	88,036	84,809
Office building related facility and machines	27,988	27,811
Furniture and vehicles	8,656	8,671
Leasehold improvements	6,092	4,455

	406,850	494,329
Less: Accumulated depreciation and amortization	134,824	219,357

Property and equipment, net	$272,026	$274,972

Depreciation and amortization expenses for the years ended December 31, 2013, 2014 and 2015 were $38,453, $71,906 and $97,065, respectively.